Financial Instruments Per Category - Summary of Financial Instruments Include Interest Rate Swaps, Present Value of Estimated Future Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Short-term investments			$ 250,000
Financial liabilities
Convertible Notes	$ 323,528	$ 0
Derivatives (part of other current liabilities)		316
Level 2
Financial assets
Derivatives (part of 'other non-current receivables')	1,027
Derivatives (part of other current receivables)	857
Total financial assets	1,884
Financial liabilities
Derivatives (part of other current liabilities)		316
Total financial liabilities		$ 316
Level 3
Financial liabilities
Convertible Notes	323,528
Total financial liabilities	$ 323,528